Cover Page	May 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 03, 2021
Entity Registrant Name	HERITAGE-CRYSTAL CLEAN, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33987
Entity Tax Identification Number	26-0351454
Entity Address, Address Line One	2175 Point Boulevard
Entity Address, Address Line Two	Suite 375
Entity Address, City or Town	Elgin
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60123
City Area Code	847
Local Phone Number	836-5670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HCCI
Security Exchange Name	NASDAQ
Entity Central Index Key	0001403431
Amendment Flag	false